SCHEDULE OF ADVANCED TO SUPPLIERS (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Defined Benefit Plan Disclosure [Line Items]
Total advanced to suppliers	$ 9,442,382	$ 9,708,899
Less: allowance for credit losses	(20,268)
Third Parties [Member]
Defined Benefit Plan Disclosure [Line Items]
Total advanced to suppliers	8,621,580	8,514,694
Related Parties [Member]
Defined Benefit Plan Disclosure [Line Items]
Total advanced to suppliers	$ 841,070	$ 1,194,205